Financial assets	6 Months Ended
Jun. 30, 2019
Disclosure of financial assets [abstract]
Disclosure of financial assets [text block]

5.    Financial assets

a)   Breakdown

The detail, by nature and category for measurement purposes, of the Group's financial assets, other than the balances relating to Cash, cash balances at central banks and other deposits on demand and Hedging derivatives, at June 30, 2019 and December 31,  2018 is as follows, presented by the nature and categories for valuation purposes:

	Millions of euros
	06-30-2019
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost

Derivatives	57,798	—	—	—	—
Equity instruments	11,133	3,367	—	2,789	—
Debt instruments	33,343	1,628	3,496	111,891	39,382
Loans and advances	300	398	69,924	3,382	941,664
Central Banks	—	—	7,105	—	19,450
Credit institutions	—	—	39,810	—	41,068
Customers	300	398	23,009	3,382	881,146
Total	102,574	5,393	73,420	118,062	981,046

	Millions of euros
	12-31-2018
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost

Derivatives	55,939	—	—	—	—
Equity instruments	8,938	3,260	—	2,671	—
Debt instruments	27,800	5,587	3,222	116,819	37,696
Loans and advances	202	1,883	54,238	1,601	908,403
Central Banks	—	—	9,226	—	15,601
Credit institutions	—	2	23,097	—	35,480
Customers	202	1,881	21,915	1,601	857,322
Total	92,879	10,730	57,460	121,091	946,099

Following is the gross exposure of financial assets subject to impairment stages at June 30,  2019 and December 31,  2018:

	Millions of euros
	06-30-2019				12-31-2018
	Impairment value correction				Impairment value correction
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total

Financial assets at fair value through other comprehensive income	115,278	6	—	115,284	118,422	6	—	118,428
Debt instruments	111,899	—	—	111,899	116,825	—	—	116,825
Loans and advances	3,379	6	—	3,385	1,597	6	—	1,603
Central Banks	—	—	—	—	—	—	—	—
Credit institutions	—	—	—	—	—	—	—	—
Customers	3,379	6	—	3,385	1,597	6	—	1,603
Financial assets at amortised cost	919,584	51,025	33,146	1,003,755	882,661	52,295	34,333	969,289
Debt instruments	39,129	114	736	39,979	37,339	117	870	38,326
Loans and advances	880,455	50,911	32,410	963,776	845,322	52,178	33,463	930,963
Central Banks	19,450	—	—	19,450	15,601	—	—	15,601
Credit institutions	41,081	—	1	41,082	35,489	1	2	35,492
Customers	819,924	50,911	32,409	903,244	794,232	52,177	33,461	879,870
Total	1,034,862	51,031	33,146	1,119,039	1,001,083	52,301	34,333	1,087,717

On June 30,  2019, the Group has EUR 623 million (EUR 757 million on December 31, 2018) of exposure in impaired assets purchased with impairment, which mainly correspond to the business combinations carried out by the Group.

b)    Valuation adjustments for impairment of financial assets at amortised cost portfolio

The following is the movement that has taken place, during the six-month periods ended June 30,  2019 and 2018, in the balance of provisions that cover losses due to impairment of assets which comprise the heading balance of the financial assets at amortised cost:

	Millions of euros
	06-30-2019	06-30-2018 (*)
Balance as at beginning of period	23,945	26,656
Impairment losses charged to income for the period	5,199	5,174
Of which:
Impairment losses charged to income	9,697	9,042
Impairment losses reversed with a credit to income	(4,498)	(3,868)
Write-off of impaired balances against recorded impairment allowance	(6,246)	(6,140)
Exchange differences and other	434	(749)
Balance as at end of period	23,332	24,941
Of which, relating to:
Impaired assets	15,110	16,131
Other assets	8,222	8,810
Of which:
Individually calculated	4,983	6,146
Collectively calculated	18,349	18,795

(*)  See reconciliation of IAS 39 December 31, 2017 to IFRS 9 January 1, 2018 (Note 1.b of the 2018 Consolidated Annual Accounts).

Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers recognised under "Financial assets at amortised cost" as at June 30,  2019:

	Millions of euros
	Stage 1	Stage 2	Stage 3	Total
Loss allowance as at beginning of period	3,658	4,743	14,906	23,307
Transfers between stages	(442)	(246)	3,160	2,472
Net exposure changes and modifications in the credit risk	673	(336)	2,419	2,756
Write-offs	—	—	(6,246)	(6,246)
Exchange differences and other	(54)	198	290	434
Carrying amount as of June 30, 2019	3,835	4,359	14,529	22,723

Previously written-off assets recovered during the first six months of 2019 and 2018 amount to EUR 837 million and to EUR 823 million, respectively. Considering these amounts, the recorded impairment of financial assets at amortised cost is EUR 4,362 million and EUR 4,351 million, respectively.

c)    Impaired assets of financial assets at amortised cost portfolio

The movement produced, during the six-month periods ended June 30,  2019 and 2018, in the balance of financial assets classified at amortised cost and considered doubtful by reason for the credit risk is as follows:

	Millions of euros
	06-30-2019	06-30-2018

Balance as at beginning of period	35,091	37,275
Net additions	4,581	5,070
Written-off assets	(6,246)	(6,140)
Exchange differences and other	343	(267)
Balance as at end of period	33,769	35,938

This amount, after deducting the related allowances, represents the Group's best estimate of the discounted value of the flows that are expected to be recovered from the impaired assets.

d)    Guarantees received

Following is the breakdown of the value of the guarantees received to ensure the collection of the financial assets that comprise the heading of financial assets at amortized cost, distinguishing between real guarantees and other guarantees as of June 30, 2019 and December 31, 2018:

	Millions of euros
	06-30-2019	12-31-2018

Real guarantees value	509,859	460,674
Of which: non-performing risks	12,080	13,566
Other guarantees value	29,298	36,727
Of which: non-performing risks	558	1,131
Total value of the guarantees received	539,157	497,401

e)     Fair value of financial assets not measured at fair value

Following is a comparison of the carrying amounts of the Group’s financial assets measured at other than fair value and their respective fair values at June 30,  2019 and December 31,  2018:

	Millions of euros			Millions of euros
	06-30-2019			12-31-2018
	Carrying amount	Fair value		Carrying amount	Fair value
Financial assets at amortised cost			Financial assets at amortised cost
Loans and advances	941,664	952,624	Loans and advances	908,403	914,013
Central banks	19,450	19,450	Central banks	15,601	15,610
Loans and advances to credit institutions	41,068	41,309	Loans and advances to credit institutions	35,480	35,833
Loans and advances to customers	881,146	891,865	Loans and advances to customers	857,322	862,570
Debt instruments	39,382	40,058	Debt instruments	37,696	38,095
ASSETS	981,046	992,682	ASSETS	946,099	952,108

The main valuation methods and inputs used in the estimation of the fair value of the financial assets of the previous table are detailed in Note 51.c of the consolidated annual accounts for the year 2018.